COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantees
The carrying value of these guarantees has been recorded in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees were as follows:

		2020		2019
at December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Northern Courier pipeline	to 2055	300	26	300	27
Sur de Texas	to 2021	100	—	109	—
Bruce Power	to 2023	88	—	88	—
Other jointly-owned entities	to 2043	78	4	100	10
		566	30	597	37
1TC Energy's share of the potential estimated current or contingent exposure.